UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04257

Deutsche DWS Variable Series I

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2026

Item 1.	Reports to Stockholders.

(a)

DWS Capital Growth VIP

Class A

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about DWS Capital Growth VIP (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.49%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Table Summary
Net Assets ($)	976,469,530
Number of Portfolio Holdings	73
Portfolio Turnover Rate (%)	19
Total Net Advisory Fees Paid ($)	1,771,734

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	49%
Communication Services	19%
Industrials	14%
Consumer Discretionary	5%
Health Care	5%
Financials	4%
Real Estate	1%
Consumer Staples	1%
Materials	1%

Ten Largest Equity Holdings

Table Summary
Holdings	53.2% of Net Assets
NVIDIA Corp.	13.9%
Alphabet, Inc.	11.0%
Apple, Inc.	6.9%
Broadcom, Inc.	5.3%
Microsoft Corp.	4.6%
Applied Materials, Inc.	2.7%
Meta Platforms, Inc.	2.4%
Marvell Technology, Inc.	2.2%
Eli Lilly & Co.	2.2%
Mastercard, Inc.	2.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. The Fund may lend securities to approved institutions. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

VS1capgro-TSRS-A

R-101782-3 (08/26)

DWS Core Equity VIP

Class A

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about DWS Core Equity VIP (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.59%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Table Summary
Net Assets ($)	116,428,111
Number of Portfolio Holdings	96
Portfolio Turnover Rate (%)	7
Total Net Advisory Fees Paid ($)	218,465

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	38%
Financials	12%
Consumer Discretionary	10%
Industrials	9%
Communication Services	9%
Health Care	8%
Consumer Staples	4%
Energy	3%
Utilities	2%
Materials	2%
Real Estate	2%

Ten Largest Equity Holdings

Table Summary
Holdings	46.5% of Net Assets
Apple, Inc.	8.6%
NVIDIA Corp.	6.4%
Microsoft Corp.	5.9%
Alphabet, Inc.	5.9%
Micron Technology, Inc.	4.6%
Amazon.com, Inc.	4.4%
Advanced Micro Devices, Inc.	3.4%
JPMorgan Chase & Co.	3.0%
Broadcom, Inc.	2.2%
AbbVie, Inc.	2.1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. Fund management could be wrong in its analysis of industries, companies, economic trends and favor a security that underperforms the market. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

VS1coreq-TSRS-A

R-101783-3 (08/26)

DWS CROCI® International VIP

Class A

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about DWS CROCI® International VIP (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.79%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.94%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Table Summary
Net Assets ($)	96,432,150
Number of Portfolio Holdings	83
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	253,094

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	97%
Preferred Stocks	2%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Financials	26%
Health Care	17%
Consumer Staples	12%
Industrials	10%
Materials	9%
Energy	7%
Consumer Discretionary	6%
Utilities	4%
Information Technology	4%
Communication Services	4%

Geographical Diversification

Table Summary
Country	% of Net Assets
Japan	24%
United Kingdom	18%
France	14%
Australia	6%
Italy	6%
Singapore	6%
Spain	5%
Germany	5%
Switzerland	3%
Ireland	3%
Other	10%

Ten Largest Equity Holdings

Table Summary
Holdings	28.1% of Net Assets
BHP Group Ltd. (Australia)	3.9%
UniCredit SpA (Italy)	3.3%
Sanofi SA (France)	3.0%
Banco Santander SA (Spain)	2.8%
BNP Paribas SA (France)	2.8%
DCC PLC (Ireland)	2.7%
Credit Agricole SA (France)	2.5%
Ono Pharmaceutical Co., Ltd. (Japan)	2.4%
Central Japan Railway Co. (Japan)	2.4%
Imperial Brands PLC (United Kingdom)	2.3%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Investing in foreign securities, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Stocks may decline in value. The Fund will be managed on the premise that stocks with lower CROCI® Economic P/E Ratios may outperform stocks with higher CROCI® Economic P/E Ratios over time. This premise may not always be correct and prospective investors should evaluate this assumption prior to investing in the Fund. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

VS1cint-TSRS-A

R-101785-3 (08/26)

DWS Global Small Cap VIP

Class A

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about DWS Global Small Cap VIP (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.86%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.08%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Table Summary
Net Assets ($)	80,982,484
Number of Portfolio Holdings	182
Portfolio Turnover Rate (%)	31
Total Net Advisory Fees Paid ($)	216,644

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Industrials	20%
Information Technology	17%
Financials	14%
Health Care	10%
Consumer Discretionary	10%
Materials	7%
Real Estate	6%
Energy	5%
Consumer Staples	4%
Utilities	3%
Communication Services	3%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	67%
Japan	6%
United Kingdom	5%
Canada	3%
Switzerland	2%
Germany	2%
France	2%
Korea	2%
Australia	2%
Puerto Rico	1%
Other	6%

Ten Largest Equity Holdings

Table Summary
Holdings	17.0% of Net Assets
Benchmark Electronics, Inc. (United States)	2.0%
Madison Square Garden Sports Corp. (United States)	1.9%
Affiliated Managers Group, Inc. (United States)	1.8%
Lumentum Holdings, Inc. (United States)	1.8%
TechnipFMC PLC (United Kingdom)	1.7%
Ducommun, Inc. (United States)	1.7%
Adeia, Inc. (United States)	1.7%
Bridgebio Pharma, Inc. (United States)	1.6%
Popular, Inc. (Puerto Rico)	1.4%
ACM Research, Inc. (United States)	1.4%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

VS1glosc-TSRS-A

R-101786-3 (08/26)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

June 30, 2026
Semiannual Financial Statements and Other Information
Deutsche DWS Variable Series I
DWS Capital Growth VIP

Contents
3	Investment Portfolio
6	Statement of Assets and Liabilities
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Financial Highlights
9	Notes to Financial Statements
14	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Investment Portfolioas of June 30, 2026 (Unaudited)

	Shares	Value ($)
Common Stocks 98.3%
Communication Services 18.5%
Diversified Telecommunication Services 1.4%
Space Exploration Technologies Corp. "A"* (a)	81,951	14,002,148
Entertainment 3.7%
Live Nation Entertainment, Inc.*	48,271	8,838,903
Netflix, Inc.*	154,127	11,004,668
ROBLOX Corp. "A"*	76,350	4,151,913
Spotify Technology SA*	26,088	11,977,783
		35,973,267
Interactive Media & Services 13.4%
Alphabet, Inc. "A"	165,418	59,115,431
Alphabet, Inc. "C"	136,788	48,331,303
Meta Platforms, Inc. "A"	41,805	23,548,338
		130,995,072
Consumer Discretionary 5.1%
Automobiles 1.3%
Tesla, Inc.*	29,088	12,234,413
Broadline Retail 1.5%
Amazon.com, Inc.*	62,076	14,795,194
Hotels, Restaurants & Leisure 0.4%
Dutch Bros, Inc. "A"* (a)	51,202	3,676,815
Household Durables 1.0%
SharkNinja, Inc.*	66,259	10,089,258
Specialty Retail 0.6%
Burlington Stores, Inc.*	20,041	6,348,989
Textiles, Apparel & Luxury Goods 0.3%
Amer Sports, Inc.*	73,505	2,487,409
Consumer Staples 0.6%
Consumer Staples Distribution & Retail 0.6%
Costco Wholesale Corp.	6,696	6,263,907
Financials 4.4%
Capital Markets 1.1%
Moody's Corp.	17,627	7,983,621
Robinhood Markets, Inc. "A"*	28,332	2,841,133
		10,824,754
Financial Services 3.3%
Mastercard, Inc. "A"	37,332	19,173,715
Visa, Inc. "A"	36,842	12,640,122
		31,813,837
Health Care 5.0%
Health Care Equipment & Supplies 1.9%
Dexcom, Inc.*	53,249	3,586,320
	Shares	Value ($)
Intuitive Surgical, Inc.*	16,323	6,491,331
Stryker Corp.	27,134	8,542,869
		18,620,520
Life Sciences Tools & Services 0.9%
Stevanato Group SpA	136,484	2,466,266
Thermo Fisher Scientific, Inc.	12,250	6,141,660
		8,607,926
Pharmaceuticals 2.2%
Eli Lilly & Co.	17,786	21,333,062
Industrials 14.0%
Aerospace & Defense 2.7%
Axon Enterprise, Inc.*	12,742	7,143,293
Curtiss-Wright Corp.	6,106	4,626,882
GE Aerospace	16,055	6,000,235
Karman Holdings, Inc.*	76,230	3,805,402
TransDigm Group, Inc.	3,727	4,964,513
		26,540,325
Building Products 0.5%
Madison Air Solutions Corp. "A"* (a)	123,343	4,810,377
Construction & Engineering 2.7%
Comfort Systems USA, Inc.	2,526	5,006,406
EMCOR Group, Inc.	5,845	4,850,649
Quanta Services, Inc.	23,036	16,586,841
		26,443,896
Electrical Equipment 6.0%
AMETEK, Inc.	37,988	9,190,817
Bloom Energy Corp. "A"*	26,778	8,105,701
Eaton Corp. PLC	35,833	15,269,158
GE Vernova, Inc.	10,349	12,158,626
Vertiv Holdings Co. "A"	41,016	13,732,977
		58,457,279
Machinery 0.7%
RBC Bearings, Inc.*	9,831	6,331,754
Professional Services 0.6%
TransUnion	46,795	3,375,791
Verisk Analytics, Inc.	14,751	2,648,247
		6,024,038
Trading Companies & Distributors 0.8%
Fastenal Co.	100,171	4,811,213
QXO, Inc.* (a)	179,005	3,093,206
		7,904,419
Information Technology 49.4%
Communications Equipment 1.0%
Arista Networks, Inc.*	56,203	9,547,766
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	| 3

	Shares	Value ($)
Electronic Equipment, Instruments & Components 1.1%
Amphenol Corp. "A"	59,186	10,435,676
IT Services 2.4%
Cloudflare, Inc. "A"*	40,045	9,822,237
MongoDB, Inc.*	24,892	8,361,223
Snowflake, Inc.*	22,784	5,798,528
		23,981,988
Semiconductors & Semiconductor Equipment 28.3%
Advanced Micro Devices, Inc.*	7,852	4,561,305
Analog Devices, Inc.	33,839	13,439,836
Applied Materials, Inc.	36,138	26,127,774
Broadcom, Inc.	135,729	51,271,630
Lam Research Corp.	34,515	14,956,385
Marvell Technology, Inc.	73,049	21,760,566
Micron Technology, Inc.	7,388	8,527,894
NVIDIA Corp.	676,763	135,413,509
		276,058,899
Software 9.4%
Dynatrace, Inc.*	132,357	5,811,796
Guidewire Software, Inc.*	52,381	6,445,482
Microsoft Corp.	120,743	45,039,554
Oracle Corp.	29,030	4,254,346
Palantir Technologies, Inc. "A"*	46,670	5,444,989
Rubrik, Inc. "A"*	38,390	3,081,949
Samsara, Inc. "A"*	145,983	4,734,229
ServiceNow, Inc.*	75,085	7,454,439
Synopsys, Inc.*	21,512	9,595,858
		91,862,642
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc.	231,749	67,058,890
Western Digital Corp.	5,565	3,554,477
		70,613,367
	Shares	Value ($)
Materials 0.6%
Construction Materials 0.6%
Vulcan Materials Co.	20,487	6,043,870
Real Estate 0.7%
Real Estate Management & Development 0.7%
CBRE Group, Inc. "A"*	30,904	4,162,460
CoStar Group, Inc.*	76,351	2,162,260
		6,324,720
Total Common Stocks (Cost $378,175,590)		959,447,587
Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.54% (b) (c) (Cost $14,056,450)	14,056,450	14,056,450
Cash Equivalents 1.9%
DWS Central Cash Management Government Fund, 3.66% (b) (Cost $18,146,341)	18,146,341	18,146,341

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $410,378,381)	101.6	991,650,378
Other Assets and Liabilities, Net	(1.6)	(15,180,848)
Net Assets	100.0	976,469,530
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2026 are as follows:
Value ($) at 12/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2026	Value ($) at 6/30/2026
Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.54% (b) (c)
309,561	13,746,889 (d)	—	—	—	9,491	—	14,056,450	14,056,450
Cash Equivalents 1.9%
DWS Central Cash Management Government Fund, 3.66% (b)
3,900,456	117,940,091	103,694,206	—	—	87,533	—	18,146,341	18,146,341
4,210,017	131,686,980	103,694,206	—	—	97,024	—	32,202,791	32,202,791

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2026 amounted to $19,014,264, which is 2.0% of net assets.

The accompanying notes are an integral part of the financial statements.

4 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $4,880,986.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2026.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$959,447,587	$—	$—	$959,447,587
Short-Term Investments (a)	32,202,791	—	—	32,202,791
Total	$991,650,378	$—	$—	$991,650,378

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	| 5

Statement of
Assets and Liabilities
Statement of Operations

as of June 30, 2026 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $378,175,590) — including $19,014,264 of securities loaned	$959,447,587
Investment in DWS Government & Agency Securities Portfolio (cost $14,056,450)*	14,056,450
Investment in DWS Central Cash Management Government Fund (cost $18,146,341)	18,146,341
Receivable for Fund shares sold	4,509
Dividends receivable	66,071
Affiliated securities lending income receivable	4,467
Foreign taxes recoverable	934
Other assets	4,505
Total assets	991,730,864
Liabilities
Payable upon return of securities loaned	14,056,450
Payable for Fund shares redeemed	736,421
Accrued management fee	297,340
Accrued Trustees' fees	6,204
Other accrued expenses and payables	164,919
Total liabilities	15,261,334
Net assets, at value	$976,469,530
Net Assets Consist of
Distributable earnings (loss)	728,190,924
Paid-in capital	248,278,606
Net assets, at value	$976,469,530
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($976,469,530 ÷ 26,148,984 outstanding shares of beneficial interest, $0.01 par value, unlimited number of shares authorized)	$37.34

*	Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $4,880,986.
for the six months ended June 30, 2026 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $1,273)	$2,850,972
Income distributions — DWS Central Cash Management Government Fund	87,533
Affiliated securities lending income, net	9,491
Total income	2,947,996
Expenses:
Management fee	1,771,734
Administration fee	462,693
Services to shareholders	1,097
Custodian fee	5,133
Professional fees	42,022
Reports to shareholders	14,067
Trustees' fees and expenses	16,715
Other	32,371
Total expenses	2,345,832
Net investment income	602,164
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	147,263,427
Change in net unrealized appreciation (depreciation) on investments	(114,769,711)
Net gain (loss)	32,493,716
Net increase (decrease) in net assets resulting from operations	$33,095,880
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income (loss)	$602,164	$(59,032)
Net realized gain (loss)	147,263,427	158,535,042
Change in net unrealized appreciation (depreciation)	(114,769,711)	(36,981,173)
Net increase (decrease) in net assets resulting from operations	33,095,880	121,494,837
Distributions to shareholders:
Class A	(158,742,098)	(124,267,890)
Fund share transactions:
Class A
Proceeds from shares sold	4,746,376	16,910,024
Reinvestment of distributions	158,742,098	124,267,890
Payments for shares redeemed	(80,667,111)	(196,133,514)
Net increase (decrease) in net assets from Class A share transactions	82,821,363	(54,955,600)
Increase (decrease) in net assets	(42,824,855)	(57,728,653)
Net assets at beginning of period	1,019,294,385	1,077,023,038
Net assets at end of period	$976,469,530	$1,019,294,385

Other Information
Class A
Shares outstanding at beginning of period	23,725,530	24,495,194
Shares sold	119,733	408,942
Shares issued to shareholders in reinvestment of distributions	4,351,483	3,515,358
Shares redeemed	(2,047,762)	(4,693,964)
Net increase (decrease) in Class A shares	2,423,454	(769,664)
Shares outstanding at end of period	26,148,984	23,725,530
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	| 7

Financial Highlights
DWS Capital Growth VIP — Class A
	Six Months Ended 6/30/26	Years Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$42.96	$43.97	$37.84	$28.58	$49.11	$42.36
Income (loss) from investment operations:
Net investment income (loss)[a]	.02	(.00 )*	.02	.07	.03	.03
Net realized and unrealized gain (loss)	1.39	4.35	9.43	10.61	(14.38)	9.29
Total from investment operations	1.41	4.35	9.45	10.68	(14.35)	9.32
Less distributions from:
Net investment income	—	(.02 )	(.08 )	(.03 )	(.03 )	(.10 )
Net realized gains	(7.03)	(5.34)	(3.24)	(1.39)	(6.15)	(2.47)
Total distributions	(7.03)	(5.36)	(3.32)	(1.42)	(6.18)	(2.57)
Net asset value, end of period	$37.34	$42.96	$43.97	$37.84	$28.58	$49.11
Total Return (%)	3.67 **	12.53	26.62	38.57	(30.74)	22.78
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	976	1,019	1,077	975	769	1,225
Ratio of expenses (%)[b]	.49 ***	.49	.49	.49	.49	.48
Ratio of net investment income (loss) (%)	.13 ***	(.01 )	.06	.22	.08	.08
Portfolio turnover rate (%)	19 **	17	15	16	7	12

[a]	Based on average shares outstanding during the period.
[b]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Deutsche DWS Variable Series I (the “Trust“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end management investment company organized as a Massachusetts business trust. The Trust consists of three diversified funds: DWS Core Equity VIP, DWS CROCI® International VIP and DWS Global Small Cap VIP; and one non-diversified fund: DWS Capital Growth VIP (individually or collectively hereinafter referred to as a “Fund“ or the “Funds“). A non-diversified fund may invest a greater proportion of its assets in a small number of issuers, and may be subject to greater risk and substantial losses as a result of changes in the financial condition or the market’s assessment of the issuers. These financial statements report on DWS Capital Growth VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies“).
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	| 9

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2026, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of June 30, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2026, the Fund had securities on loan. Due to the increased market values of securities on loan on June 30, 2026, the value of the related collateral was less than the value of securities on loan at period end. On the next business day, additional collateral was received, and the value of collateral exceeded the value of the securities on loan.
Remaining Contractual Maturity of the Agreements as of June 30, 2026

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$18,937,436	$—	$—	$—	$18,937,436
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$14,056,450
Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions:					$4,880,986
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at

10 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Tax Information.  The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
At June 30, 2026, the aggregate cost of investments for federal income tax purposes was $411,183,935. The net unrealized appreciation for all investments based on tax cost was $580,466,443. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $593,349,447 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $12,883,004.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2025, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and the realized tax character on distributions from certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	| 11

B.
Purchases and Sales of Securities
During the six months ended June 30, 2026, purchases and sales of investment securities (excluding short-term investments) aggregated $180,005,567 and $269,504,390, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund's average daily net assets	.390%
Next $750 million of such net assets	.365%
Over $1 billion of such net assets	.340%
Accordingly, for the six months ended June 30, 2026, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.371% of the Fund’s average daily net assets.
For the period January 1, 2026 through September 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of Class A shares at 0.72%.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2026, the Administration Fee was $462,693, of which $77,672 is unpaid.
Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2026, the amounts charged to the Fund by DSC aggregated $705, of which $262 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2026, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $375, of which $110 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Ownership of the Fund
At June 30, 2026, two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 62% and 22%, respectively.

12 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

E.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2026.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	| 13

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Capital Growth VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 3rd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2024.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions,

14 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Inc. (“Broadridge”) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees). The Board noted that the expense limitation agreed to by DIMA was expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	| 15

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
VS1capgro-BFE2025

16 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

VS1capgro-NCSRS

June 30, 2026
Semiannual Financial Statements and Other Information
Deutsche DWS Variable Series I
DWS Core Equity VIP

Contents
3	Investment Portfolio
6	Statement of Assets and Liabilities
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Financial Highlights
9	Notes to Financial Statements
13	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

Investment Portfolioas of June 30, 2026 (Unaudited)

	Shares	Value ($)
Common Stocks 98.7%
Communication Services 8.9%
Entertainment 1.0%
Netflix, Inc.*	10,208	728,851
Walt Disney Co.	5,056	486,640
		1,215,491
Interactive Media & Services 7.6%
Alphabet, Inc. "C"	19,426	6,863,788
Meta Platforms, Inc. "A"	3,437	1,936,028
		8,799,816
Wireless Telecommunication Services 0.3%
T-Mobile U.S., Inc.	1,865	312,817
Consumer Discretionary 10.1%
Automobiles 2.0%
General Motors Co.	10,129	780,743
Tesla, Inc.*	3,781	1,590,289
		2,371,032
Broadline Retail 4.7%
Amazon.com, Inc.*	21,723	5,177,460
Coupang, Inc.*	15,499	269,217
		5,446,677
Hotels, Restaurants & Leisure 0.8%
Domino's Pizza, Inc.	992	293,672
Hyatt Hotels Corp. "A" (a)	3,348	648,976
		942,648
Household Durables 1.2%
PulteGroup, Inc.	10,396	1,426,435
Leisure Products 0.3%
Hasbro, Inc.	3,781	312,273
Specialty Retail 0.5%
TJX Companies, Inc.	3,996	605,394
Textiles, Apparel & Luxury Goods 0.6%
Lululemon Athletica, Inc.*	3,896	444,845
NIKE, Inc. "B"	6,827	280,249
		725,094
Consumer Staples 4.3%
Beverages 0.8%
Constellation Brands, Inc. "A"	4,130	574,442
Molson Coors Beverage Co. "B"	10,383	404,521
		978,963
Consumer Staples Distribution & Retail 2.2%
Costco Wholesale Corp.	780	729,666
Walmart, Inc.	15,992	1,811,254
		2,540,920
Personal Care Products 0.6%
Kenvue, Inc.	36,414	695,872
	Shares	Value ($)
Tobacco 0.7%
Philip Morris International, Inc.	4,366	789,853
Energy 3.1%
Oil, Gas & Consumable Fuels 3.1%
Antero Resources Corp.*	9,720	341,561
Cheniere Energy, Inc.	4,189	1,001,213
Chord Energy Corp.	3,020	345,186
Exxon Mobil Corp.	7,327	1,001,747
HF Sinclair Corp.	13,260	923,559
		3,613,266
Financials 11.8%
Banks 4.2%
Bank of America Corp.	16,235	925,070
JPMorgan Chase & Co.	10,517	3,442,530
Wells Fargo & Co.	6,264	517,657
		4,885,257
Capital Markets 4.7%
Ameriprise Financial, Inc.	2,523	1,157,451
Blackstone, Inc.	3,982	468,562
Cboe Global Markets, Inc.	4,406	1,069,204
CME Group, Inc.	1,803	398,157
Intercontinental Exchange, Inc.	2,783	342,615
KKR & Co., Inc.	7,370	676,419
S&P Global, Inc.	1,846	751,802
The Goldman Sachs Group, Inc.	598	604,799
		5,469,009
Financial Services 2.5%
Apollo Global Management, Inc.	5,945	703,353
Visa, Inc. "A"	6,408	2,198,521
		2,901,874
Insurance 0.4%
Allstate Corp.	2,048	487,301
Health Care 8.5%
Biotechnology 4.2%
AbbVie, Inc.	9,592	2,413,731
Amgen, Inc.	4,495	1,627,729
Regeneron Pharmaceuticals, Inc.	1,336	833,050
		4,874,510
Health Care Equipment & Supplies 0.7%
Abbott Laboratories	3,611	327,662
STERIS PLC	2,159	454,621
		782,283
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 3

	Shares	Value ($)
Health Care Providers & Services 1.4%
Elevance Health, Inc.	1,577	609,873
UnitedHealth Group, Inc.	2,506	1,041,569
		1,651,442
Health Care Technology 0.3%
Veeva Systems, Inc. "A"*	2,027	359,732
Pharmaceuticals 1.9%
Bristol-Myers Squibb Co.	10,691	616,015
Johnson & Johnson	1,893	480,765
Merck & Co., Inc.	6,270	805,695
Zoetis, Inc.	4,429	318,268
		2,220,743
Industrials 9.3%
Aerospace & Defense 3.8%
Boeing Co.*	2,238	484,460
GE Aerospace	1,788	668,229
Howmet Aerospace, Inc.	2,856	767,864
Lockheed Martin Corp.	1,781	907,348
Rocket Lab Corp.*	6,170	627,181
RTX Corp.	5,410	1,026,439
		4,481,521
Building Products 0.6%
Owens Corning	4,082	648,875
Commercial Services & Supplies 0.7%
Waste Management, Inc.	3,894	867,895
Electrical Equipment 0.5%
Hubbell, Inc.	1,232	644,582
Machinery 1.2%
Caterpillar, Inc.	1,273	1,355,618
Marine Transportation 0.9%
Kirby Corp.*	7,391	1,004,954
Passenger Airlines 0.6%
United Airlines Holdings, Inc.*	4,888	664,719
Professional Services 1.0%
Automatic Data Processing, Inc.	3,791	848,995
Verisk Analytics, Inc.	1,489	267,320
		1,116,315
Information Technology 37.5%
Communications Equipment 0.4%
Motorola Solutions, Inc.	1,202	499,179
IT Services 0.5%
Cloudflare, Inc. "A"*	2,596	636,747
Semiconductors & Semiconductor Equipment 19.0%
Advanced Micro Devices, Inc.*	6,901	4,008,860
Broadcom, Inc.	6,743	2,547,169
Lam Research Corp.	2,654	1,150,058
Micron Technology, Inc.	4,591	5,299,345
MKS, Inc.	1,258	559,558
	Shares	Value ($)
NVIDIA Corp.	37,261	7,455,554
QUALCOMM, Inc.	5,668	1,047,390
		22,067,934
Software 9.0%
Adobe, Inc.*	733	150,280
Fortinet, Inc.*	4,863	747,054
Microsoft Corp.	18,462	6,886,695
Oracle Corp.	10,198	1,494,517
Palantir Technologies, Inc. "A"*	1,464	170,805
Salesforce, Inc.	3,954	619,433
ServiceNow, Inc.*	3,971	394,241
		10,463,025
Technology Hardware, Storage & Peripherals 8.6%
Apple, Inc.	34,550	9,997,388
Materials 1.7%
Chemicals 0.7%
Albemarle Corp.	4,526	611,146
Mosaic Co.	9,514	201,601
		812,747
Metals & Mining 1.0%
Newmont Corp.	7,343	685,836
Nucor Corp.	2,146	478,022
		1,163,858
Real Estate 1.7%
Health Care REITs 0.5%
Medical Properties Trust, Inc. (a)	121,568	561,644
Industrial REITs 0.8%
Prologis, Inc.	6,988	946,664
Residential REITs 0.4%
AvalonBay Communities, Inc.	2,413	455,309
Utilities 1.8%
Electric Utilities 1.0%
NRG Energy, Inc.	8,299	1,212,152
Independent Power & Renewable Electricity Producers 0.3%
Vistra Corp.	2,307	365,959
Multi-Utilities 0.5%
WEC Energy Group, Inc.	4,817	562,481
Total Common Stocks (Cost $52,686,548)		114,938,268
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.54% (b) (c) (Cost $662,475)	662,475	662,475
The accompanying notes are an integral part of the financial statements.

4 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

	Shares	Value ($)
Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 3.66% (b) (Cost $1,555,322)	1,555,322	1,555,322

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $54,904,345)	100.6	117,156,065
Other Assets and Liabilities, Net	(0.6)	(727,954)
Net Assets	100.0	116,428,111
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2026 are as follows:
Value ($) at 12/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2026	Value ($) at 6/30/2026
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.54% (b) (c)
669,900	—	7,425 (d)	—	—	1,149	—	662,475	662,475
Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 3.66% (b)
1,096,686	6,879,635	6,420,999	—	—	13,883	—	1,555,322	1,555,322
1,766,586	6,879,635	6,428,424	—	—	15,032	—	2,217,797	2,217,797

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2026 amounted to $1,201,002, which is 1.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $572,558.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2026.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$114,938,268	$—	$—	$114,938,268
Short-Term Investments (a)	2,217,797	—	—	2,217,797
Total	$117,156,065	$—	$—	$117,156,065

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 5

Statement of
Assets and Liabilities
Statement of Operations

as of June 30, 2026 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $52,686,548) — including $1,201,002 of securities loaned	$114,938,268
Investment in DWS Government & Agency Securities Portfolio (cost $662,475)*	662,475
Investment in DWS Central Cash Management Government Fund (cost $1,555,322)	1,555,322
Receivable for Fund shares sold	134
Dividends receivable	46,939
Affiliated securities lending income receivable	310
Other assets	18
Total assets	117,203,466
Liabilities
Payable upon return of securities loaned	662,475
Payable for Fund shares redeemed	10,384
Accrued management fee	37,441
Accrued Trustees' fees	347
Other accrued expenses and payables	64,708
Total liabilities	775,355
Net assets, at value	$116,428,111
Net Assets Consist of
Distributable earnings (loss)	68,392,164
Paid-in capital	48,035,947
Net assets, at value	$116,428,111
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($116,428,111 ÷ 8,578,528 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$13.57

*	Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $572,558.
for the six months ended June 30, 2026 (Unaudited)

Investment Income
Income:
Dividends	$643,285
Income distributions — DWS Central Cash Management Government Fund	13,883
Affiliated securities lending income, net	1,149
Total income	658,317
Expenses:
Management fee	218,465
Administration fee	54,336
Services to shareholders	744
Custodian fee	1,719
Audit fee	26,021
Legal fees	7,192
Tax fees	3,815
Reports to shareholders	12,161
Trustees' fees and expenses	3,275
Other	2,970
Total expenses	330,698
Net investment income	327,619
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	6,140,594
Change in net unrealized appreciation (depreciation) on investments	3,170,288
Net gain (loss)	9,310,882
Net increase (decrease) in net assets resulting from operations	$9,638,501
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$327,619	$707,410
Net realized gain (loss)	6,140,594	12,154,825
Change in net unrealized appreciation (depreciation)	3,170,288	3,948,660
Net increase (decrease) in net assets resulting from operations	9,638,501	16,810,895
Distributions to shareholders:
Class A	(12,834,367)	(12,464,708)
Fund share transactions:
Class A
Proceeds from shares sold	720,319	1,135,373
Reinvestment of distributions	12,834,367	12,464,708
Payments for shares redeemed	(6,883,816)	(20,034,131)
Net increase (decrease) in net assets from Class A share transactions	6,670,870	(6,434,050)
Increase (decrease) in net assets	3,475,004	(2,087,863)
Net assets at beginning of period	112,953,107	115,040,970
Net assets at end of period	$116,428,111	$112,953,107

Other Information
Class A
Shares outstanding at beginning of period	8,037,859	8,365,087
Shares sold	52,524	87,916
Shares issued to shareholders in reinvestment of distributions	984,986	1,119,920
Shares redeemed	(496,841)	(1,535,064)
Net increase (decrease) in Class A shares	540,669	(327,228)
Shares outstanding at end of period	8,578,528	8,037,859
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 7

Financial Highlights
DWS Core Equity VIP — Class A
	Six Months Ended 6/30/26	Years Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$14.05	$13.75	$12.24	$10.47	$14.52	$12.23
Income (loss) from investment operations:
Net investment income[a]	.04	.08	.10	.11	.10	.09
Net realized and unrealized gain (loss)	1.13	1.81	2.24	2.42	(2.25)	2.91
Total from investment operations	1.17	1.89	2.34	2.53	(2.15)	3.00
Less distributions from:
Net investment income	(.09 )	(.11 )	(.11 )	(.11 )	(.10 )	(.10 )
Net realized gains	(1.56)	(1.48)	(.72 )	(.65 )	(1.80)	(.61 )
Total distributions	(1.65)	(1.59)	(.83 )	(.76 )	(1.90)	(.71 )
Net asset value, end of period	$13.57	$14.05	$13.75	$12.24	$10.47	$14.52
Total Return (%)	8.84 *	16.83	20.08	25.57 [b]	(15.53)[b]	25.30
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	116	113	115	108	94	121
Ratio of expenses before expense reductions (%)[c]	.59 **	.59	.59	.61	.61	.59
Ratio of expenses after expense reductions (%)[c]	.59 **	.59	.59	.60	.60	.59
Ratio of net investment income (%)	.58 **	.64	.79	.97	.85	.66
Portfolio turnover rate (%)	7 *	27	17	29	29	34

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Deutsche DWS Variable Series I (the “Trust“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end management investment company organized as a Massachusetts business trust. The Trust consists of three diversified funds: DWS Core Equity VIP, DWS CROCI® International VIP and DWS Global Small Cap VIP; and one non-diversified fund: DWS Capital Growth VIP (individually or collectively hereinafter referred to as a “Fund“ or the “Funds“). These financial statements report on DWS Core Equity VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies“).
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 9

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2026, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of June 30, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2026, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of June 30, 2026

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$1,235,033	$—	$—	$—	$1,235,033
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$662,475
Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions:					$572,558
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

10 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Tax Information.  The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
At June 30, 2026, the aggregate cost of investments for federal income tax purposes was $55,163,645. The net unrealized appreciation for all investments based on tax cost was $61,992,420. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $65,665,733 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $3,673,313.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2025, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended June 30, 2026, purchases and sales of investment securities (excluding short-term investments) aggregated $8,018,576 and $15,293,293, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 11

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund's average daily net assets	.390%
Next $750 million of such net assets	.365%
Over $1 billion of such net assets	.340%
Accordingly, for the six months ended June 30, 2026, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.39% of the Fund’s average daily net assets.
For the period from January 1, 2026 through September 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of Class A shares at 0.67%.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2026, the Administration Fee was $54,336, of which $9,312 is unpaid.
Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2026, the amounts charged to the Fund by DSC aggregated $470, of which $148 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2026, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $243, of which $155 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Ownership of the Fund
At June 30, 2026, three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 59%, 13% and 10%, respectively.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2026.

12 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Core Equity VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 4th quartile, 2nd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2024.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions,

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 13

Inc. (“Broadridge”) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees). The Board noted that the expense limitation agreed to by DIMA was expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.

14 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
VS1coreq-BFE2025

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 15

VS1coreq-NCSRS

June 30, 2026
Semiannual Financial Statements and Other Information
Deutsche DWS Variable Series I
DWS CROCI® International VIP

Contents
3	Investment Portfolio
6	Statement of Assets and Liabilities
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Financial Highlights
9	Notes to Financial Statements
14	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Investment Portfolioas of June 30, 2026 (Unaudited)

	Shares	Value ($)
Common Stocks 97.2%
Australia 6.1%
Aristocrat Leisure Ltd.	6,904	293,491
BHP Group Ltd.	91,309	3,770,510
Cochlear Ltd.	5,873	492,500
CSL Ltd.	2,527	200,540
Origin Energy Ltd.	65,883	501,644
Woodside Energy Group Ltd.	33,579	650,345
(Cost $4,280,942)		5,909,030
Denmark 1.9%
Danske Bank A/S	7,160	385,004
Novo Nordisk A/S "B"	11,291	542,013
Pandora A/S	8,112	932,845
(Cost $1,302,578)		1,859,862
Finland 0.6%
Nordea Bank Abp (Cost $409,905)	31,423	595,686
France 14.3%
BNP Paribas SA	23,069	2,703,530
Capgemini SE	3,599	361,967
Cie de Saint-Gobain SA	2,626	238,640
Credit Agricole SA	121,858	2,452,570
Engie SA	9,481	298,179
Pernod Ricard SA	5,400	393,386
Sanofi SA	33,776	2,888,429
Societe Generale SA	13,923	1,232,332
Teleperformance SE (a)	15,101	794,803
TotalEnergies SE	18,827	1,465,328
Vinci SA	6,359	929,363
(Cost $12,261,610)		13,758,527
Germany 2.9%
Beiersdorf AG	18,766	1,617,023
Brenntag SE	3,380	205,506
Deutsche Telekom AG (Registered)	27,818	759,194
Siemens AG (Registered)	807	259,444
(Cost $3,073,017)		2,841,167
Hong Kong 2.2%
Hong Kong & China Gas Co., Ltd.	1,863,000	1,546,619
Yue Yuen Industrial Holdings Ltd.	345,000	539,752
(Cost $2,173,515)		2,086,371
Ireland 2.7%
DCC PLC (Cost $1,991,012)	31,217	2,586,316
Israel 0.6%
Teva Pharmaceutical Industries Ltd. (ADR)* (Cost $130,481)	15,926	539,573
Italy 5.5%
Intesa Sanpaolo SpA	272,201	1,867,459
	Shares	Value ($)
PRADA SpA	51,000	259,439
UniCredit SpA	35,709	3,202,396
(Cost $2,222,955)		5,329,294
Japan 23.7%
Asahi Kasei Corp.	64,900	720,127
Astellas Pharma, Inc.	101,100	1,357,557
Central Japan Railway Co.	109,000	2,323,069
Daiichi Sankyo Co., Ltd.	26,200	421,596
Daikin Industries Ltd.	3,400	520,630
Dentsu Group, Inc.	50,900	971,435
Japan Tobacco, Inc.	49,900	1,850,765
Kansai Electric Power Co., Inc.	76,000	1,073,440
Komatsu Ltd.	19,100	745,777
Nintendo Co., Ltd.	5,400	227,314
Nitto Denko Corp.	83,700	1,646,771
Ono Pharmaceutical Co., Ltd.	160,700	2,362,212
Otsuka Holdings Co., Ltd.	4,900	326,153
Sekisui House Ltd.	28,700	597,771
Shionogi & Co., Ltd.	122,400	2,101,805
Sony Group Corp.	55,200	1,115,874
Sumitomo Metal Mining Co., Ltd.	7,500	348,198
Suzuki Motor Corp.	41,000	496,029
Takeda Pharmaceutical Co., Ltd.	32,300	1,025,752
TDK Corp.	33,500	747,952
Tokyo Gas Co., Ltd.	19,700	742,827
Toyota Motor Corp.	67,700	1,136,159
(Cost $20,604,391)		22,859,213
Luxembourg 2.0%
Tenaris SA (Cost $1,127,705)	71,057	1,966,720
Norway 0.2%
Equinor ASA (Cost $280,792)	7,238	227,926
Singapore 5.5%
Oversea-Chinese Banking Corp. Ltd.	109,700	2,105,939
United Overseas Bank Ltd.	15,200	468,137
Venture Corp. Ltd.	154,800	2,049,945
Wilmar International Ltd.	244,200	683,229
(Cost $3,695,821)		5,307,250
Spain 5.0%
Banco Bilbao Vizcaya Argentaria SA	82,049	2,058,758
Banco Santander SA	197,657	2,740,441
(Cost $1,423,830)		4,799,199
Sweden 1.7%
Essity AB "B"	8,976	253,778
Skandinaviska Enskilda Banken AB "A"	12,791	254,596
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 3

	Shares	Value ($)
Telefonaktiebolaget LM Ericsson "B"	54,126	607,111
Volvo AB "B"	14,316	486,083
(Cost $1,389,631)		1,601,568
Switzerland 3.5%
Logitech International SA (Registered)	2,493	234,841
Nestle SA (Registered)	10,314	1,060,400
Roche Holding AG	4,959	2,044,829
(Cost $2,829,146)		3,340,070
United Kingdom 18.4%
Barclays PLC	186,237	1,247,168
British American Tobacco PLC	33,426	2,068,274
Bunzl PLC	22,854	797,543
GSK PLC	68,486	1,798,863
HSBC Holdings PLC	107,248	2,030,355
Imperial Brands PLC	59,195	2,188,729
International Consolidated Airlines Group SA "DI"	309,049	1,961,854
ITV PLC	1,680,477	1,798,981
NatWest Group PLC	240,696	2,132,559
Rio Tinto PLC	18,217	1,720,262
(Cost $12,564,771)		17,744,588
United States 0.4%
Carnival Corp. Ltd. (Cost $294,880)	13,026	370,720
Total Common Stocks (Cost $72,056,982)		93,723,080
	Shares	Value ($)
Preferred Stocks 1.8%
Germany
Henkel AG & Co. KGaA (Cost $1,613,983)	20,426	1,716,309
Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.54% (b) (c) (Cost $935,250)	935,250	935,250
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 3.66% (b) (Cost $591,917)	591,917	591,917

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $75,198,132)	100.6	96,966,556
Other Assets and Liabilities, Net	(0.6)	(534,406)
Net Assets	100.0	96,432,150
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2026 are as follows:
Value ($) at 12/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2026	Value ($) at 6/30/2026
Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.54% (b) (c)
1,739,000	—	803,750 (d)	—	—	17,726	—	935,250	935,250
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 3.66% (b)
496,193	4,835,201	4,739,477	—	—	8,477	—	591,917	591,917
2,235,193	4,835,201	5,543,227	—	—	26,203	—	1,527,167	1,527,167

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2026 amounted to $789,488, which is 0.8% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2026.

ADR: American Depositary Receipt
The accompanying notes are an integral part of the financial statements.

4 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$5,909,030	$—	$5,909,030
Denmark	—	1,859,862	—	1,859,862
Finland	—	595,686	—	595,686
France	—	13,758,527	—	13,758,527
Germany	—	2,841,167	—	2,841,167
Hong Kong	—	2,086,371	—	2,086,371
Ireland	—	2,586,316	—	2,586,316
Israel	539,573	—	—	539,573
Italy	—	5,329,294	—	5,329,294
Japan	—	22,859,213	—	22,859,213
Luxembourg	—	1,966,720	—	1,966,720
Norway	—	227,926	—	227,926
Singapore	—	5,307,250	—	5,307,250
Spain	—	4,799,199	—	4,799,199
Sweden	—	1,601,568	—	1,601,568
Switzerland	—	3,340,070	—	3,340,070
United Kingdom	—	17,744,588	—	17,744,588
United States	370,720	—	—	370,720
Preferred Stocks	—	1,716,309	—	1,716,309
Short-Term Investments (a)	1,527,167	—	—	1,527,167
Total	$2,437,460	$94,529,096	$—	$96,966,556

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 5

Statement of
Assets and Liabilities
Statement of Operations

as of June 30, 2026 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $73,670,965) — including $789,488 of securities loaned	$95,439,389
Investment in DWS Government & Agency Securities Portfolio (cost $935,250)*	935,250
Investment in DWS Central Cash Management Government Fund (cost $591,917)	591,917
Foreign currency, at value (cost $146,151)	143,488
Receivable for Fund shares sold	6,484
Dividends receivable	127,073
Affiliated securities lending income receivable	200
Foreign taxes recoverable	260,688
Other assets	970
Total assets	97,505,459
Liabilities
Payable upon return of securities loaned	935,250
Payable for Fund shares redeemed	26,148
Accrued management fee	40,039
Accrued Trustees' fees	948
Other accrued expenses and payables	70,924
Total liabilities	1,073,309
Net assets, at value	$96,432,150
Net Assets Consist of
Distributable earnings (loss)	12,418,191
Paid-in capital	84,013,959
Net assets, at value	$96,432,150
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($96,432,150 ÷ 8,733,220 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.04

*	Represents collateral on securities loaned.
for the six months ended June 30, 2026 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $214,263)	$2,157,638
Income distributions — DWS Central Cash Management Government Fund	8,477
Affiliated securities lending income, net	17,726
Total income	2,183,841
Expenses:
Management fee	311,874
Administration fee	46,541
Services to shareholders	826
Custodian fee	10,109
Audit fee	28,872
Legal fees	7,089
Tax fees	2,984
Reports to shareholders	18,208
Trustees' fees and expenses	3,111
Other	8,758
Total expenses before expense reductions	438,372
Expense reductions	(59,306)
Total expenses after expense reductions	379,066
Net investment income	1,804,775
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	7,348,261
Foreign currency	(7,533)
7,340,728
Change in net unrealized appreciation (depreciation) on:
Investments	(926,769)
Foreign currency	(15,527)
(942,296)
Net gain (loss)	6,398,432
Net increase (decrease) in net assets resulting from operations	$8,203,207
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$1,804,775	$2,555,251
Net realized gain (loss)	7,340,728	12,372,581
Change in net unrealized appreciation (depreciation)	(942,296)	15,122,753
Net increase (decrease) in net assets resulting from operations	8,203,207	30,050,585
Distributions to shareholders:
Class A	(2,565,378)	(2,189,588)
Fund share transactions:
Class A
Proceeds from shares sold	3,038,470	4,060,474
Reinvestment of distributions	2,565,378	2,189,588
Payments for shares redeemed	(7,291,741)	(13,167,550)
Net increase (decrease) in net assets from Class A share transactions	(1,687,893)	(6,917,488)
Increase (decrease) in net assets	3,949,936	20,943,509
Net assets at beginning of period	92,482,214	71,538,705
Net assets at end of period	$96,432,150	$92,482,214

Other Information
Class A
Shares outstanding at beginning of period	8,879,137	9,673,446
Shares sold	276,305	455,539
Shares issued to shareholders in reinvestment of distributions	237,535	264,763
Shares redeemed	(659,757)	(1,514,611)
Net increase (decrease) in Class A shares	(145,917)	(794,309)
Shares outstanding at end of period	8,733,220	8,879,137
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 7

Financial Highlights
DWS CROCI® International VIP — Class A
	Six Months Ended 6/30/26	Years Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$10.42	$7.40	$7.47	$6.49	$7.72	$7.24
Income (loss) from investment operations:
Net investment income[a]	.21	.28	.23	.24	.24	.21
Net realized and unrealized gain (loss)	.71	2.98	(.05 )	.97	(1.25)	.46
Total from investment operations	.92	3.26	.18	1.21	(1.01)	.67
Less distributions from:
Net investment income	(.30 )	(.24 )	(.25 )	(.23 )	(.22 )	(.19 )
Net asset value, end of period	$11.04	$10.42	$7.40	$7.47	$6.49	$7.72
Total Return (%)[b]	8.86 *	44.90	2.45	18.95	(13.19)	9.24
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	96	92	72	75	68	83
Ratio of expenses before expense reductions (%)[c]	.91 **	.97	.94	.95	.95	.93
Ratio of expenses after expense reductions (%)[c]	.79 **	.84	.84	.86	.86	.87
Ratio of net investment income (%)	3.76 **	3.14	3.00	3.40	3.58	2.76
Portfolio turnover rate (%)	30 *	83	60	69	62	66

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Deutsche DWS Variable Series I (the “Trust“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end management investment company organized as a Massachusetts business trust. The Trust consists of three diversified funds: DWS Core Equity VIP, DWS CROCI® International VIP and DWS Global Small Cap VIP; and one non-diversified fund: DWS Capital Growth VIP (individually or collectively hereinafter referred to as a “Fund“ or the “Funds“). These financial statements report on DWS CROCI® International VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies“).
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 9

American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2026, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of June 30, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2026, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of June 30, 2026

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$935,250	$—	$—	$—	$935,250
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$935,250
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at

10 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Tax Information.  The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon the current interpretation of the tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At December 31, 2025, the Fund had net tax basis capital loss carryforwards of $18,200,618, including short-term losses ($9,785,843) and long-term losses ($8,414,775), which may be applied against realized net taxable capital gains indefinitely.
At June 30, 2026, the aggregate cost of investments for federal income tax purposes was $75,458,575. The net unrealized appreciation for all investments based on tax cost was $21,507,981. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $24,027,794 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $2,519,813.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended December 31, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and income related to restructuring of certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 11

Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended June 30, 2026, purchases and sales of investment securities (excluding short-term investments) aggregated $28,496,665 and $31,025,798, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Fund’s average daily net assets	.650%
Over $500 million of such net assets	.600%
Accordingly, for the six months ended June 30, 2026, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.65% of the Fund’s average daily net assets.
For the period from January 1, 2026 through April 30, 2027, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of Class A shares at 0.79%.
For the six months ended June 30, 2026, fees waived and/or expenses reimbursed for Class A shares are $59,306.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2026, the Administration Fee was $46,541, of which $7,684 is unpaid.
Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2026, the amounts charged to the Fund by DSC aggregated $525, of which $201 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2026, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $275, of which $110 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the

12 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Ownership of the Fund
At June 30, 2026, three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 49%, 13% and 11%, respectively.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2026.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 13

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS CROCI® International VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 4th quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2024. The Board noted the underperformance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and, where needed, the actions being taken to improve performance. The Board observed that the Fund had experienced improved relative

14 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

performance during the first eight months of 2025. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees). The Board noted that the expense limitation agreed to by DIMA was expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds”) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board noted that DIMA pays a licensing fee to an affiliate related to the Fund’s use of the CROCI® strategy. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 15

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
VS1cint-BFE2025

16 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

VS1cint-NCSRS

June 30, 2026
Semiannual Financial Statements and Other Information
Deutsche DWS Variable Series I
DWS Global Small Cap VIP

Contents
3	Investment Portfolio
7	Statement of Assets and Liabilities
7	Statement of Operations
8	Statements of Changes in Net Assets
9	Financial Highlights
10	Notes to Financial Statements
15	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Investment Portfolioas of June 30, 2026 (Unaudited)

	Shares	Value ($)
Common Stocks 98.8%
Australia 1.7%
Dyno Nobel Ltd.	263,045	714,216
Orora Ltd.	361,946	347,618
Silex Systems Ltd.*	73,524	275,621
(Cost $1,387,853)		1,337,455
Austria 0.4%
DO & Co. AG (Cost $268,873)	1,350	335,173
Bermuda 0.8%
Essent Group Ltd. (Cost $601,998)	10,460	672,369
Canada 2.9%
Aecon Group, Inc.	6,605	211,993
Americas Gold & Silver Corp.*	46,593	220,440
Aurinia Pharmaceuticals, Inc.*	19,083	323,838
Badger Infrastructure Solutions Ltd.	6,739	441,997
Finning International, Inc.	6,056	427,774
Richelieu Hardware Ltd.	5,662	162,724
Russel Metals, Inc. (a)	13,096	555,420
(Cost $1,512,057)		2,344,186
Denmark 0.8%
ISS AS	7,813	320,077
NKT A/S*	2,408	360,570
(Cost $586,077)		680,647
Finland 0.3%
Kemira Oyj (Cost $291,640)	12,409	232,667
France 1.8%
Eiffage SA	4,238	625,665
Elis SA	10,263	317,852
Unibail-Rodamco-Westfield (REIT)*	4,722	553,088
(Cost $1,145,569)		1,496,605
Germany 2.0%
Bilfinger SE	1,750	160,786
HOCHTIEF AG	1,717	997,379
Nordex SE*	3,779	199,849
SMA Solar Technology AG*	3,209	231,145
(Cost $981,067)		1,589,159
Hong Kong 0.5%
Chow Sang Sang Holdings International Ltd.	112,000	139,331
Man Wah Holdings Ltd. (a)	730,800	279,456
(Cost $566,542)		418,787
Ireland 0.3%
Smurfit Westrock PLC (b) (Cost $244,452)	5,307	245,502
	Shares	Value ($)
Israel 0.5%
Qualitau Ltd.	1,483	233,771
Radware Ltd.* (c)	5,273	162,725
(Cost $463,962)		396,496
Italy 1.3%
Buzzi SpA	15,348	786,560
Maire SpA	16,551	271,494
(Cost $543,726)		1,058,054
Japan 6.2%
Alfresa Holdings Corp.	22,800	305,115
BML, Inc.	10,000	221,550
Comture Corp.	32,400	256,790
HIS Co., Ltd.	42,000	252,844
Hokkaido Electric Power Co., Inc. (a)	67,000	383,167
K&O Energy Group, Inc.	23,400	274,471
Kaken Pharmaceutical Co., Ltd.	12,500	295,609
Macnica Holdings, Inc.	19,900	389,561
Mitsubishi Research Institute, Inc.	8,500	233,111
Okinawa Electric Power Co., Inc.	30,300	169,289
PHC Holdings Corp.	36,100	229,132
Seino Holdings Co., Ltd.	30,700	497,820
Suzuken Co., Ltd.	12,100	367,898
TechMatrix Corp.	39,000	411,664
TV Asahi Holdings Corp.	20,200	392,530
Zenkoku Hosho Co., Ltd.	19,100	357,999
(Cost $5,245,950)		5,038,550
Jersey 0.3%
Novocure Ltd.* (c) (Cost $182,599)	13,638	206,616
Korea 1.7%
Aekyung Chemical Co., Ltd.	15,280	103,177
Dongwha Enterprise Co., Ltd.*	19,837	85,773
F&F Co., Ltd.	5,863	292,927
Hansol Chemical Co., Ltd.	1,521	289,187
OCI Holdings Co., Ltd.	1,508	210,903
TK Corp.	13,158	211,252
Wonik Materials Co., Ltd.	6,162	167,899
(Cost $1,282,659)		1,361,118
Netherlands 0.5%
Akzo Nobel NV	3,669	249,153
Pharming Group NV*	129,670	177,950
(Cost $367,545)		427,103
Puerto Rico 1.4%
Popular, Inc. (Cost $587,080)	7,150	1,173,887
Spain 0.2%
Grifols SA (a) (Cost $210,716)	17,573	180,055
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 3

	Shares	Value ($)
Sweden 0.2%
BioGaia AB "B" (Cost $133,683)	13,360	161,254
Switzerland 2.5%
Accelleron Industries AG	3,469	356,826
Huber & Suhner AG (Registered)	2,768	766,018
International Workplace Group PLC	115,929	284,330
Siegfried Holding AG (Registered)	6,758	592,343
(Cost $1,505,633)		1,999,517
United Kingdom 5.1%
Clarkson PLC	3,006	166,099
Computacenter PLC	10,354	587,554
Drax Group PLC	68,396	688,520
Genus PLC	8,890	253,299
Greggs PLC	12,285	261,117
nVent Electric PLC (b)	2,553	433,014
Softcat PLC	14,225	345,384
TechnipFMC PLC (b)	21,236	1,407,947
(Cost $1,852,773)		4,142,934
United States 67.4%
ACM Research, Inc. "A"*	9,085	1,152,796
Adeia, Inc. (a)	40,694	1,340,053
Aeva Technologies, Inc.* (a)	19,584	562,452
Affiliated Managers Group, Inc.	4,405	1,490,652
AH Realty Trust, Inc. (REIT)	33,228	235,254
Alcoa Corp.	3,324	173,313
Alpha & Omega Semiconductor Ltd.*	7,789	368,653
Ambarella, Inc.*	4,416	378,893
Americold Realty Trust, Inc. (REIT)	21,030	330,592
Antero Midstream Corp.	13,204	300,391
Apple Hospitality REIT, Inc. (REIT) (a)	17,927	301,353
Ashland, Inc. (a)	6,024	396,921
Aspen Aerogels, Inc.* (a)	79,715	505,393
Benchmark Electronics, Inc.	16,597	1,637,626
Bloom Energy Corp. "A"*	1,941	587,541
BridgeBio Pharma, Inc.*	17,696	1,317,998
Brinker International, Inc.*	1,879	315,672
Bunge Global SA	2,806	299,484
Butterfly Network, Inc.* (a)	116,673	982,387
C.H. Robinson Worldwide, Inc.	2,730	514,168
Cal-Maine Foods, Inc. (a)	3,330	268,265
Cavco Industries, Inc.*	309	189,843
Cboe Global Markets, Inc.	1,546	375,168
CECO Environmental Corp.*	8,860	803,943
Ceribell, Inc.*	15,981	310,830
Clean Energy Fuels Corp.*	126,205	258,720
ClearPoint Neuro, Inc.* (a)	22,928	409,036
Clearway Energy, Inc. "C"	12,891	440,614
CNX Resources Corp.*	23,667	803,021
Coeur Mining, Inc.	34,680	565,978
	Shares	Value ($)
Curtiss-Wright Corp.	1,139	863,089
Devon Energy Corp.	7,561	312,421
Dick's Sporting Goods, Inc.	1,115	252,893
Dream Finders Homes, Inc. "A"* (a)	15,414	266,046
Ducommun, Inc.*	7,470	1,383,519
Duolingo, Inc.*	2,141	246,258
Easterly Government Properties, Inc. (REIT)	7,357	183,410
EastGroup Properties, Inc. (REIT)	2,103	425,921
EchoStar Corp. "A"*	3,637	369,155
EMCOR Group, Inc.	424	351,869
Enact Holdings, Inc.	17,162	784,475
Enphase Energy, Inc.*	4,728	232,807
Essential Properties Realty Trust, Inc. (REIT)	7,340	219,099
Everus Construction Group, Inc.*	3,485	578,336
Expedia Group, Inc.	887	226,966
Federal Agricultural Mortgage Corp. "C" (a)	4,049	806,844
Forestar Group, Inc.*	9,586	303,397
Four Corners Property Trust, Inc. (REIT)	28,608	702,326
Freshpet, Inc.*	2,891	170,916
Hasbro, Inc.	7,440	614,470
Healthpeak Properties, Inc. (REIT)	20,579	440,391
Hecla Mining Co.	25,942	400,285
Hims & Hers Health, Inc.*	4,819	167,075
Impinj, Inc.* (a)	1,842	263,830
Ingredion, Inc.	3,886	368,043
Insmed, Inc.*	1,507	160,676
Installed Building Products, Inc.	770	176,977
International Paper Co.	5,107	194,577
Kimco Realty Corp. (REIT)	8,214	208,225
Kite Realty Group Trust (REIT)	13,509	383,385
Kontoor Brands, Inc. (a)	3,621	301,774
Ladder Capital Corp. (REIT) (a)	21,911	218,014
Lamb Weston Holdings, Inc. (a)	4,360	188,265
LGI Homes, Inc.*	4,586	292,036
Lifeway Foods, Inc.*	5,470	163,225
Lumentum Holdings, Inc.*	1,684	1,444,973
Madison Square Garden Sports Corp.*	3,737	1,501,676
Marcus & Millichap, Inc.	16,461	513,089
MaxLinear, Inc.*	6,664	853,192
MDU Resources Group, Inc. (a)	20,863	442,504
Merchants Bancorp. (a)	13,784	689,200
Meritage Homes Corp.	3,315	277,963
MGIC Investment Corp.	16,211	457,150
Moderna, Inc.*	2,208	154,626
Murphy USA, Inc.	313	168,666
National HealthCare Corp. (a)	3,660	773,578
Neogen Corp.*	28,344	254,813
NMI Holdings, Inc.*	9,258	380,411
The accompanying notes are an integral part of the financial statements.

4 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

	Shares	Value ($)
Pilgrim's Pride Corp.	11,295	317,502
Pinnacle Financial Partners, Inc.	8,254	832,664
Primo Brands Corp.	14,995	366,478
Radian Group, Inc.	8,819	332,212
Ralph Lauren Corp.	1,509	605,728
Regal Rexnord Corp.	976	232,473
Reinsurance Group of America, Inc.	3,847	818,065
Revolution Medicines, Inc.*	848	158,813
Richtech Robotics, Inc. "B"* (a)	145,786	307,608
Rush Enterprises, Inc. "A"	13,538	988,071
Sandisk Corp.*	369	839,006
Seaboard Corp.	36	160,716
Sensata Technologies Holding PLC	6,598	314,989
SentinelOne, Inc. "A"*	44,021	747,036
SiTime Corp.*	1,470	1,095,973
SkyWest, Inc.*	10,685	1,061,341
Solaris Energy Infrastructure, Inc.	2,051	165,023
Stride, Inc.*	7,165	617,910
T1 Energy, Inc.*	17,779	168,545
TETRA Technologies, Inc.*	23,204	262,901
TopBuild Corp.*	2,498	885,616
Trupanion, Inc.*	10,613	262,884
Tyson Foods, Inc. "A"	8,157	466,988
Unum Group	8,399	750,871
Utz Brands, Inc.	20,549	158,227
Valaris Ltd.*	4,215	306,009
VF Corp.	12,898	215,139
Viking Therapeutics, Inc.*	4,077	159,044
	Shares	Value ($)
Walker & Dunlop, Inc.	5,002	273,609
Williams-Sonoma, Inc.	3,877	903,729
Wolfspeed, Inc.* (a)	8,484	409,353
Zions Bancorp. NA	8,862	613,162
(Cost $33,187,016)		54,547,531
Total Common Stocks (Cost $53,149,470)		80,045,665
Securities Lending Collateral 2.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.54% (d) (e) (Cost $1,983,389)	1,983,389	1,983,389
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 3.66% (d) (Cost $705,328)	705,328	705,328

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $55,838,187)	102.2	82,734,382
Other Assets and Liabilities, Net	(2.2)	(1,751,898)
Net Assets	100.0	80,982,484
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2026 are as follows:
Value ($) at 12/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2026	Value ($) at 6/30/2026
Securities Lending Collateral 2.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.54% (d) (e)
934,646	1,048,743 (f)	—	—	—	9,077	—	1,983,389	1,983,389
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 3.66% (d)
1,127,866	5,861,497	6,284,035	—	—	18,992	—	705,328	705,328
2,062,512	6,910,240	6,284,035	—	—	28,069	—	2,688,717	2,688,717

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2026 amounted to $7,883,083, which is 9.7% of net assets.

(b)	Listed on the New York Stock Exchange.
(c)	Listed on the NASDAQ Stock Market, Inc.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $5,994,754.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 5

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2026.

REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$1,337,455	$—	$1,337,455
Austria	—	335,173	—	335,173
Bermuda	672,369	—	—	672,369
Canada	2,344,186	—	—	2,344,186
Denmark	—	680,647	—	680,647
Finland	—	232,667	—	232,667
France	—	1,496,605	—	1,496,605
Germany	—	1,589,159	—	1,589,159
Hong Kong	—	418,787	—	418,787
Ireland	245,502	—	—	245,502
Israel	162,725	233,771	—	396,496
Italy	—	1,058,054	—	1,058,054
Japan	—	5,038,550	—	5,038,550
Jersey	206,616	—	—	206,616
Korea	—	1,361,118	—	1,361,118
Netherlands	—	427,103	—	427,103
Puerto Rico	1,173,887	—	—	1,173,887
Spain	—	180,055	—	180,055
Sweden	—	161,254	—	161,254
Switzerland	—	1,999,517	—	1,999,517
United Kingdom	1,840,961	2,301,973	—	4,142,934
United States	54,547,531	—	—	54,547,531
Short-Term Investments (a)	2,688,717	—	—	2,688,717
Total	$63,882,494	$18,851,888	$—	$82,734,382

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Statement of
Assets and Liabilities
Statement of Operations

as of June 30, 2026 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $53,149,470) — including $7,883,083 of securities loaned	$80,045,665
Investment in DWS Government & Agency Securities Portfolio (cost $1,983,389)*	1,983,389
Investment in DWS Central Cash Management Government Fund (cost $705,328)	705,328
Foreign currency, at value (cost $40,882)	41,329
Receivable for investments sold	3,107,646
Receivable for Fund shares sold	419,815
Dividends receivable	84,022
Affiliated securities lending income receivable	4,556
Foreign taxes recoverable	57,427
Other assets	520
Total assets	86,449,697
Liabilities
Payable upon return of securities loaned	1,983,389
Payable for investments purchased	3,383,133
Payable for Fund shares redeemed	7,342
Accrued management fee	31,211
Accrued Trustees' fees	77
Other accrued expenses and payables	62,061
Total liabilities	5,467,213
Net assets, at value	$80,982,484
Net Assets Consist of
Distributable earnings (loss)	34,752,033
Paid-in capital	46,230,451
Net assets, at value	$80,982,484
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($80,982,484 ÷ 6,300,133 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$12.85

*	Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $5,994,754.
for the six months ended June 30, 2026 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $31,375)	$615,348
Income distributions — DWS Central Cash Management Government Fund	18,992
Affiliated securities lending income, net	9,077
Total income	643,417
Expenses:
Management fee	297,213
Administration fee	36,037
Services to shareholders	723
Custodian fee	5,128
Professional fees	31,252
Reports to shareholders	21,309
Trustees' fees and expenses	1,870
Other	8,224
Total expenses before expense reductions	401,756
Expense reductions	(80,938)
Total expenses after expense reductions	320,818
Net investment income	322,599
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	7,833,061
Foreign currency	1,494
7,834,555
Change in net unrealized appreciation (depreciation) on:
Investments	7,623,055
Foreign currency	(2,363)
7,620,692
Net gain (loss)	15,455,247
Net increase (decrease) in net assets resulting from operations	$15,777,846
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 7

Statements of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$322,599	$642,147
Net realized gain (loss)	7,834,555	7,118,184
Change in net unrealized appreciation (depreciation)	7,620,692	4,353,657
Net increase (decrease) in net assets resulting from operations	15,777,846	12,113,988
Distributions to shareholders:
Class A	(7,768,594)	(4,539,739)
Fund share transactions:
Class A
Proceeds from shares sold	2,209,792	1,628,023
Reinvestment of distributions	7,768,594	4,539,739
Payments for shares redeemed	(5,722,273)	(7,322,001)
Net increase (decrease) in net assets from Class A share transactions	4,256,113	(1,154,239)
Increase (decrease) in net assets	12,265,365	6,420,010
Net assets at beginning of period	68,717,119	62,297,109
Net assets at end of period	$80,982,484	$68,717,119

Other Information
Class A
Shares outstanding at beginning of period	5,938,275	5,978,221
Shares sold	176,504	157,514
Shares issued to shareholders in reinvestment of distributions	644,162	502,184
Shares redeemed	(458,808)	(699,644)
Net increase (decrease) in Class A shares	361,858	(39,946)
Shares outstanding at end of period	6,300,133	5,938,275
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Financial Highlights
DWS Global Small Cap VIP — Class A
	Six Months Ended 6/30/26	Years Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$11.57	$10.42	$10.45	$8.52	$13.63	$11.90
Income (loss) from investment operations:
Net investment income[a]	.05	.11	.11	.11	.11	.06
Net realized and unrealized gain (loss)	2.58	1.81	.45	1.95	(3.19)	1.72
Total from investment operations	2.63	1.92	.56	2.06	(3.08)	1.78
Less distributions from:
Net investment income	(.14 )	(.13 )	(.15 )	(.08 )	(.06 )	(.05 )
Net realized gains	(1.21)	(.64 )	(.44 )	(.05 )	(1.97)	—
Total distributions	(1.35)	(.77 )	(.59 )	(.13 )	(2.03)	(.05 )
Net asset value, end of period	$12.85	$11.57	$10.42	$10.45	$8.52	$13.63
Total Return (%)[b]	23.66 *	20.51	5.76	24.56	(24.05)	14.94
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	81	69	62	64	57	79
Ratio of expenses before expense reductions (%)[c]	1.08 **	1.11	1.09	1.09	1.10	1.05
Ratio of expenses after expense reductions (%)[c]	.86 **	.89	.88	.85	.80	.81
Ratio of net investment income (%)	.87 **	1.01	1.03	1.15	1.11	.43
Portfolio turnover rate (%)	31 *	56	37	26	27	38

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 9

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Deutsche DWS Variable Series I (the “Trust“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end management investment company organized as a Massachusetts business trust. The Trust consists of three diversified funds: DWS Core Equity VIP, DWS CROCI® International VIP and DWS Global Small Cap VIP; and one non-diversified fund: DWS Capital Growth VIP (individually or collectively hereinafter referred to as a “Fund“ or the “Funds“). These financial statements report on DWS Global Small Cap VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies“).
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair

10 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2026, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of June 30, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2026, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of June 30, 2026

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$7,978,143	$—	$—	$—	$7,978,143
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$1,983,389
Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions:					$5,994,754

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Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Tax Information.  The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon the current interpretation of the tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At June 30, 2026, the aggregate cost of investments for federal income tax purposes was $56,126,253. The net unrealized appreciation for all investments based on tax cost was $26,608,129. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $29,672,512 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $3,064,383.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended December 31, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, income received from passive foreign investment companies and the realized tax character on distributions from certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date.

12 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended June 30, 2026, purchases and sales of investment securities (excluding short-term investments) aggregated $23,125,827 and $26,193,686, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.80%.
For the period from January 1, 2026 through April 30, 2026, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of Class A shares at 0.86%.
Effective May 1, 2026 through April 30, 2027, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of Class A shares at 0.87%.
For the six months ended June 30, 2026, fees waived and/or expenses reimbursed for Class A shares are $80,938.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2026, the Administration Fee was $36,037, of which $6,260 is unpaid.
Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2026, the amounts charged to the Fund by DSC aggregated $370, of which $107 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2026, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $275, of which $110 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 13

D.
Ownership of the Fund
At June 30, 2026, two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 65% and 10%, respectively.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2026.

14 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Global Small Cap VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 1st quartile, 2nd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2024.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions,

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 15

Inc. (“Broadridge”) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees). The Board noted that the expense limitation agreed to by DIMA was expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds”) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.

16 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
VS1glosc-BFE2025

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 17

VS1glosc-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche DWS Variable Series I

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/14/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/14/2026

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	8/14/2026